Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Maturity term						3 months
Number of customer						1
Allowance for credit losses
Number of reporting unit						1
Membership interest rate			30.00%			30.00%
Amortization and depreciation	$ 216,414		$ 386,901
Income tax expenses						$ (127,884)	$ (1,604)
Effective tax rate					0.00%	0.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Vesting period						3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Vesting period						5 years
CF ACQUISITION CORP. VI [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Maturity term			3 months			3 months
Federal deposit insurance corporation maximum coverage limit			$ 250,000			$ 250,000
Income tax expenses	$ 9,700	$ 9,700	$ 0	$ 0
Effective tax rate	0.10%	0.10%	0.00%	0.00%
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of common stock, shares (in Shares)			375,000
Class A Common Stock [Member] | CF ACQUISITION CORP. VI [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)			30,000,000		0	30,000,000
Class A Common Stock [Member] | CF ACQUISITION CORP. VI [Member] | Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of common stock, shares (in Shares)						7,675,000
Warrant purchase	$ 7,675,000		$ 7,675,000
Class A Common Stock [Member] | CF ACQUISITION CORP. VI [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock subject to possible redemption (in Shares)						30,000,000